UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
   June 3, 2019      to      October 7, 2019

Commission File Number of Issuing entity:	001-33017
Central Index Key Number of Issuing entity:	0001373206

STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor:	001-31818
Central Index Key Number of Depositor:	0001140396

     Synthetic Fixed-Income Securities, Inc.
(Exact name of depositor and sponsor as specified in its charter)

Barbara Garafalo, (212) 214-6289
(Name and telephone number, including area code, of the person to contact in connection with this filing)

    Synthetic Fixed-Income Securities, Inc.
(Exact name of sponsor as specified in its charter)

                           New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

                      20-7097869

(I.R.S. Employer Identification No.)

301 S. College Street, DC-8 Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

              (212) 214-6277

(Telephone number, including area code)

              No Change

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATS(SM) 7.00% Callable Class A-1 Certificates, Series 2006-4	☒			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?   YES       ☒       NO   ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

T he response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 are included in the Prospectus Supplement, dated September 6, 2006, relating to the Callable Class A-1 Certificates, Series 2006-4 (the “Certificates”) and the related Prospectus, dated August 17, 2006 (collectively, the “Prospectus”), of STRATS(SM) Trust for News Corporation Securities, Series 2006-4 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A-1 Certificates were offered under the Prospectus.

Item 1A. Asset-Level Information.

None.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

News Corporation, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on News Corporation please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act Commission file number, 001-32352 and Central Index key (CIK) number 0001308161. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by News Corporation may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms. In addition, such reports and other information can be inspected at the offices of the New York Stock Exchange at 20 Broad Street, New York, New York 10005. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 – CHANGE IN SPONSOR INTEREST IN THE SECURITIES.

Inapplicable.

ITEM 8 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 9 - OTHER INFORMATION.

On October 7, 2019, pursuant to the exercise of one (1) Call Warrant for the purchase of $500,000.00 of the Underlying Securities held by the Trust, the Call Warrant Holder made a payment equal to the Warrant Exercise Purchase Price for the Underlying Securities being purchased pursuant to the exercise of the Call Warrants, which includes accrued and unpaid interest to and including October 7, 2019 (the “Redemption Date”).

After the Trustee received the Warrant Exercise Purchase Price on the Redemption Date, (i) the Class A-1 Certificates issued by the Trust were partially redeemed on the Redemption Date by at a price of 100% of the Stated Amount of the Class A-1 Certificates redeemed plus accrued and unpaid interest to the Redemption Date as specified in the Trustee’s October 7, 2019 Distribution Statement to Certificateholders attached hereto as Exhibit 99.1.

After giving effect to the above exercise of Call Warrants and redemption of Certificates, as of the close of business on the Redemption Date, (i) $32,500,000 aggregate principal amount 7.90% corporate bonds due 2095, issued by News America Holdings Incorporated are the remaining Underlying Securities held by the Trust and (ii) Class A-1 Certificates representing $32,500,000 aggregate Stated Amount are outstanding. Capitalized terms not defined herein have the meanings set forth in the Base Trust Agreement dated as of September 8, 2006 as supplemented by the STRATS(SM) Certificates Series Supplement 2006-4, dated as of September 8, 2006, each by and between Synthetic Fixed-Income Securities, Inc., as trustor and U.S. Bank Trust National Association, as trustee.

ITEM 10 – EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 October 7, 2019 Distribution Statement to Certificateholders.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99. 1 October 7, 2019 Distribution Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4
(Issuing Entity)
Synthetic Fixed-Income Securities, Inc.
(Registrant)

October 7, 2019

By:	/s/ Barbara Garafalo
Name:	Barbara Garafalo
Title:	Vice President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	October 7, 2019 Distribution Statement to Certificateholders.